Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS (105.8%)
ARGENTINA (2.2%)
Consumer Discretionary (2.2%)
MercadoLibre, Inc.(a)	2,030	$3,184,461
AUSTRALIA (9.4%)
Health Care (6.5%)
Cochlear Ltd.	27,099	4,902,721
CSL Ltd.	21,200	4,513,280
		9,416,001
Real Estate (2.9%)
Goodman Group, REIT	257,000	4,274,466
		13,690,467
BRAZIL (2.6%)
Consumer Staples (2.6%)
Raia Drogasil SA	780,700	3,783,395
CANADA (2.1%)
Industrials (2.1%)
Ritchie Bros Auctioneers, Inc.	50,100	2,990,901
CHINA (3.0%)
Health Care (3.0%)
Wuxi Biologics Cayman, Inc.(a)(b)	284,000	4,337,887
DENMARK (9.4%)
Health Care (4.0%)
Genmab AS(a)	12,900	5,830,527
Information Technology (2.7%)
SimCorp A/S	28,600	3,973,857
Utilities (2.7%)
Orsted AS(b)	26,700	3,960,148
		13,764,532
FRANCE (6.3%)
Consumer Staples (3.5%)
L'Oreal SA	11,200	5,123,927
Industrials (2.8%)
Schneider Electric SE	24,000	4,019,720
		9,143,647
GERMANY (2.4%)
Financials (2.4%)
Deutsche Boerse AG	21,400	3,570,888

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

HONG KONG (3.2%)
Financials (3.2%)
AIA Group Ltd.	394,600	$4,721,689
INDIA (5.1%)
Financials (2.6%)
Housing Development Finance Corp. Ltd.	112,600	3,708,875
Materials (2.5%)
Asian Paints Ltd.	92,800	3,689,175
		7,398,050
ISRAEL (4.4%)
Consumer Staples (2.1%)
Strauss Group Ltd.	111,100	3,079,686
Industrials (2.3%)
Kornit Digital Ltd.(a)	24,700	3,264,352
		6,344,038
ITALY (2.3%)
Consumer Discretionary (2.3%)
Brunello Cucinelli SpA(a)	54,300	3,363,748
JAPAN (9.5%)
Health Care (2.5%)
Chugai Pharmaceutical Co. Ltd.	98,400	3,626,090
Industrials (4.0%)
Nabtesco Corp.	80,200	3,037,690
Nihon M&A Center, Inc.	102,400	2,851,738
		5,889,428
Information Technology (3.0%)
Keyence Corp.	7,900	4,400,320
		13,915,838
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(a)(c)(d)(e)	1,424,182	2
NETHERLANDS (9.2%)
Information Technology (5.8%)
Adyen NV(a)(b)	1,450	3,929,571
ASML Holding NV	5,900	4,509,864
		8,439,435
Materials (3.4%)
Koninklijke DSM NV	24,865	5,012,320
		13,451,755
NEW ZEALAND (6.0%)
Health Care (2.4%)
Fisher & Paykel Healthcare Corp. Ltd.	157,700	3,475,740

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

Industrials (2.0%)
Auckland International Airport Ltd.(a)	579,400	$2,923,275
Information Technology (1.6%)
Xero Ltd.(a)	22,500	2,334,427
		8,733,442
SINGAPORE (1.5%)
Financials (1.5%)
Oversea-Chinese Banking Corp. Ltd.	246,000	2,225,619
SWEDEN (2.7%)
Industrials (2.7%)
Atlas Copco AB, A Shares	59,100	4,002,548
SWITZERLAND (3.4%)
Consumer Staples (3.4%)
Nestle SA	38,710	4,901,834
TAIWAN (5.9%)
Industrials (2.5%)
Voltronic Power Technology Corp.	75,000	3,654,423
Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,100	4,910,544
		8,564,967
UNITED KINGDOM (15.2%)
Financials (2.5%)
London Stock Exchange Group PLC	34,200	3,566,078
Health Care (2.9%)
Dechra Pharmaceuticals PLC	61,700	4,262,424
Industrials (3.2%)
Spirax-Sarco Engineering PLC	22,600	4,708,681
Information Technology (2.7%)
AVEVA Group PLC	72,200	3,939,384
Materials (3.9%)
Croda International PLC	48,800	5,712,589
		22,189,156
Total Common Stocks		154,278,864
SHORT-TERM INVESTMENT—0.9%
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f)	1,369,867	1,369,867
Total Short-Term Investment		1,369,867
Total Investments (Cost $138,227,768) —106.7%		155,648,731
Liabilities in Excess of Other Assets—(6.7)%		(9,790,586)
Net Assets—100.0%		$145,858,145

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Illiquid security.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2021.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

	Shares	Value
COMMON STOCKS (100.9%)
AUSTRALIA (2.2%)
Real Estate (2.2%)
Goodman Group, REIT	95,600	$1,590,035
BELGIUM (3.4%)
Materials (3.4%)
Umicore SA	39,700	2,464,049
BRAZIL (1.5%)
Consumer Discretionary (0.5%)
YDUQS Participacoes SA	64,300	348,892
Financials (1.0%)
Banco Bradesco SA	184,268	730,598
		1,079,490
CHINA (6.2%)
Financials (1.4%)
Ping An Insurance Group Co. of China Ltd., H Shares	119,000	1,041,350
Health Care (4.8%)
Wuxi Biologics Cayman, Inc.(a)(b)	229,000	3,497,803
		4,539,153
DENMARK (7.0%)
Health Care (2.5%)
Novo Nordisk AS, Class B	19,400	1,795,883
Industrials (2.5%)
Vestas Wind Systems AS	50,100	1,847,414
Utilities (2.0%)
Orsted AS(a)	9,800	1,453,537
		5,096,834
FRANCE (7.3%)
Financials (1.7%)
AXA SA	48,100	1,245,647
Industrials (5.6%)
Alstom SA(b)	44,400	1,841,549
Schneider Electric SE	13,200	2,210,846
		4,052,395
		5,298,042
GERMANY (3.9%)
Information Technology (2.4%)
Infineon Technologies AG	45,100	1,723,457
Materials (1.5%)
Covestro AG(a)	17,200	1,108,045
		2,831,502

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

HONG KONG (2.4%)
Financials (2.4%)
AIA Group Ltd.	145,200	$1,737,429
INDONESIA (1.0%)
Financials (1.0%)
Bank Rakyat Indonesia Persero Tbk PT	2,936,600	753,374
ISRAEL (3.6%)
Industrials (3.6%)
Kornit Digital Ltd.(b)	19,600	2,590,336
KENYA (3.5%)
Communication Services (3.5%)
Safaricom PLC	6,537,300	2,537,103
NETHERLANDS (5.4%)
Information Technology (2.7%)
ASML Holding NV	2,600	1,987,398
Materials (2.7%)
Koninklijke DSM NV	9,749	1,965,216
		3,952,614
REPUBLIC OF IRELAND (2.2%)
Industrials (2.2%)
Kingspan Group PLC	14,700	1,598,534
SOUTH KOREA (4.3%)
Information Technology (4.3%)
Samsung SDI Co. Ltd.	4,900	3,163,140
TAIWAN (2.2%)
Industrials (2.2%)
Voltronic Power Technology Corp.	33,610	1,637,669
UNITED KINGDOM (10.0%)
Consumer Discretionary (1.7%)
Countryside Properties PLC(a)(b)	161,600	1,180,959
Health Care (6.4%)
AstraZeneca PLC	18,600	2,137,323
Clinigen Group PLC	183,600	1,529,949
GlaxoSmithKline PLC	50,900	1,004,961
		4,672,233
Industrials (1.9%)
RELX PLC	47,500	1,396,229
		7,249,421
UNITED STATES (34.8%)
Consumer Discretionary (1.6%)
Chegg, Inc.(b)	13,400	1,187,642

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

Financials (2.6%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,100	$1,880,080
Health Care (4.6%)
Merck & Co., Inc.	15,400	1,183,798
UnitedHealth Group, Inc.	5,200	2,143,544
		3,327,342
Industrials (7.2%)
Tetra Tech, Inc.	22,100	2,950,792
Trane Technologies PLC	11,100	2,260,071
		5,210,863
Information Technology (8.0%)
Autodesk, Inc.(b)	5,200	1,669,876
Mastercard, Inc., Class A	5,700	2,199,858
salesforce.com, Inc.(b)	8,000	1,935,440
		5,805,174
Real Estate (8.1%)
American Tower Corp., REIT	3,700	1,046,360
Equinix, Inc., REIT	2,600	2,133,066
Prologis, Inc., REIT	21,400	2,740,056
		5,919,482
Utilities (2.7%)
NextEra Energy, Inc.	25,700	2,002,030
		25,332,613
Total Common Stocks		73,451,338
SHORT-TERM INVESTMENT—2.7%
UNITED STATES (2.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	1,976,207	1,976,207
Total Short-Term Investment		1,976,207
Total Investments (Cost $50,448,432) —103.6%		75,427,545
Liabilities in Excess of Other Assets—(3.6)%		(2,600,378)
Net Assets—100.0%		$72,827,167

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (5.7%)
UNITED STATES (5.7%)
CNH Equipment Trust, Series 2021-A, Class A3, ABS (USD), 0.40%, 12/15/2025	$506,080	$506,678
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4, ABS (USD), 1.01%, 07/22/2024	530,000	535,378
Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, ABS (USD), 0.37%, 04/15/2026	899,000	899,877
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, ABS (USD), 0.37%, 10/18/2024	940,000	941,887
John Deere Owner Trust, Series 2020-B, Class A2, ABS (USD), 0.41%, 03/15/2023	368,204	368,415
Nissan Auto Lease Trust, Series 2020-B, Class A3, ABS (USD), 0.43%, 10/16/2023	957,000	959,200
SLM Student Loan Trust, Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 0.69%, 11/25/2027 (a)	49,710	49,726
Toyota Auto Receivables Owner Trust, Series 2021-A, Class A3, ABS (USD), 0.26%, 05/15/2025	900,000	899,926
Verizon Owner Trust, Series 2020-C, Class A, ABS (USD), 0.41%, 04/21/2025	1,108,000	1,110,821
		6,271,908
Total Asset-Backed Securities		6,271,908
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
UNITED STATES (1.2%)
BANK, Series 2018-BN11, Class C (USD), 4.38%, 03/15/2061 (a)	460,000	507,601
Commercial Mortgage Trust, Series 2015-LC23, Class A3 (USD), 3.52%, 10/10/2048	784,000	839,422
		1,347,023
Total Commercial Mortgage-Backed Securities		1,347,023
CORPORATE BONDS (30.4%)
CANADA (2.1%)
Metals & Mining (1.4%)
Teck Resources Ltd. (USD), 3.90%, 07/15/2030	1,365,000	1,501,525
Oil, Gas & Consumable Fuels (0.7%)
Cenovus Energy, Inc. (USD), 5.40%, 06/15/2047	642,000	798,647
		2,300,172
CHINA (0.5%)
Diversified Financial Services (0.5%)
CCBL Cayman 1 Corp. Ltd. (USD), 3.50%, 05/16/2024	555,000	587,940
ITALY (1.9%)
Commercial Banks (1.9%)
UniCredit SpA (USD), 7.83%, 12/04/2023 (b)	1,800,000	2,069,151
JAPAN (1.2%)
Auto Manufacturers (1.2%)
Nissan Motor Co. Ltd. (USD), 4.35%, 09/17/2027 (b)	1,215,000	1,349,523

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

NETHERLANDS (0.9%)
Semiconductors (0.9%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (b)	$887,000	$1,039,816
SOUTH KOREA (1.0%)
Semiconductors (1.0%)
SK Hynix, Inc., 144A (USD), 1.00%, 01/19/2024 (b)	1,125,000	1,120,140
UNITED KINGDOM (2.6%)
Commercial Banks (2.6%)
Lloyds Banking Group PLC, (fixed rate to 07/09/2024, variable rate thereafter), VRN (USD), 3.87%, 07/09/2025	1,225,000	1,327,691
Natwest Group PLC, (fixed rate to 03/22/2024, variable rate thereafter) (USD), 4.27%, 03/22/2025	1,450,000	1,575,860
		2,903,551
UNITED STATES (20.2%)
Aerospace & Defense (1.9%)
Raytheon Technologies Corp. (USD), 6.05%, 06/01/2036	1,470,000	2,088,246
Auto Manufacturers (2.7%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	930,000	1,274,147
Hyundai Capital America, 144A (USD), 0.80%, 01/08/2024 (b)	1,690,000	1,683,124
		2,957,271
Beverages (1.5%)
Keurig Dr Pepper, Inc. (USD), 0.75%, 03/15/2024	1,683,000	1,685,448
Commercial Banks (1.0%)
Bank of America Corp., (fixed rate to 06/19/2040, variable rate thereafter) (USD), 2.68%, 06/19/2041	1,131,000	1,116,328
Computers & Peripherals (0.6%)
Apple, Inc. (USD), 2.40%, 08/20/2050	725,000	683,576
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc. (USD), 4.50%, 08/10/2033	2,140,000	2,608,296
Electric Utilities (3.8%)
AEP Texas, Inc., Series H (USD), 3.45%, 01/15/2050	580,000	616,968
IPALCO Enterprises, Inc. (USD), 4.25%, 05/01/2030	1,343,000	1,528,993
Pacific Gas and Electric Co. (USD), 4.55%, 07/01/2030	1,365,000	1,456,676
Southwestern Public Service Co., Series 8 (USD), 3.15%, 05/01/2050	613,000	663,384
		4,266,021
Insurance (1.1%)
Athene Holding Ltd. (USD), 3.50%, 01/15/2031	1,130,000	1,237,227
Miscellaneous Manufacturing (1.4%)
General Electric Co., Series A (USD), 6.75%, 03/15/2032	1,108,000	1,543,440
Pharmaceutical (1.4%)
CVS Health Corp. (USD), 6.25%, 06/01/2027	1,270,000	1,592,990
Real Estate Investment Trust (REIT) Funds (1.0%)
American Tower Corp. (USD), 1.88%, 10/15/2030	1,105,000	1,085,038

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

Semiconductors (1.4%)
Broadcom, Inc. (USD), 4.15%, 11/15/2030	$1,335,000	$1,513,205
		22,377,086
Total Corporate Bonds		33,747,379
GOVERNMENT BONDS (1.1%)
ITALY (1.1%)
Republic of Italy Government International Bond (USD), 3.88%, 05/06/2051 (c)	1,094,000	1,241,054
Total Government Bonds		1,241,054
U.S. AGENCIES (20.8%)
UNITED STATES (20.8%)
Federal Home Loan Mortgage Corp.
MBS (USD), 4.00%, 01/01/2047	700,589	760,991
MBS (USD), 4.00%, 08/01/2048	983,769	1,077,109
Federal National Mortgage Association
MBS (USD), 2.50%, 03/01/2036	1,131,448	1,195,927
MBS (USD), 4.50%, 12/01/2046	474,479	517,390
MBS (USD), 3.50%, 01/01/2048	888,943	946,993
MBS (USD), 4.00%, 05/01/2048	947,141	1,034,163
MBS (USD), 5.00%, 09/01/2048	290,526	317,353
MBS (USD), 3.00%, 02/01/2050	1,042,369	1,092,815
MBS (USD), 4.00%, 03/01/2050	875,834	948,089
MBS (USD), 3.50%, 06/01/2050	521,495	562,342
MBS (USD), 3.50%, 06/01/2050	494,358	532,244
MBS (USD), 3.00%, 07/01/2050	1,186,854	1,256,136
MBS (USD), 3.00%, 09/01/2050	1,063,160	1,113,013
MBS (USD), 2.00%, 06/01/2051	3,310,017	3,384,271
MBS (USD), 2.50%, 06/01/2051	1,073,825	1,123,790
Government National Mortgage Association
MBS (USD), 4.50%, 06/20/2047	399,909	431,266
MBS (USD), 3.50%, 11/20/2047	646,865	691,967
MBS (USD), 4.00%, 05/20/2048	914,553	991,983
MBS (USD), 4.00%, 09/20/2048	418,797	454,253
MBS (USD), 3.00%, 06/20/2050	1,633,334	1,731,825
MBS (USD), 3.50%, 06/20/2050	877,912	922,158
MBS (USD), 2.50%, 03/20/2051	1,865,938	1,941,845
		23,027,923
Total U.S. Agencies		23,027,923
U.S. TREASURIES (35.1%)
UNITED STATES (35.1%)
U.S. Treasury Bond
(USD), 1.88%, 02/15/2051	1,690,000	1,678,117
(USD), 2.38%, 05/15/2051	8,000,000	8,875,000
U.S. Treasury Note
(USD), 0.13%, 05/31/2023	4,000,000	3,997,344
(USD), 0.25%, 05/15/2024	7,624,600	7,610,899
(USD), 0.38%, 01/31/2026	4,908,800	4,853,193
(USD), 0.75%, 04/30/2026	7,904,400	7,937,129
(USD), 1.25%, 05/31/2028	3,848,900	$3,917,459
		38,869,141
Total U.S. Treasuries		38,869,141

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

AGENCY MORTGAGE-BACKED SECURITIES (1.1%)
UNITED STATES (1.1%)
Federal Home Loan Mortgage Corp. (USD), 5.00%, 10/01/2041	$201,446	$230,186
Federal National Mortgage Association (USD), 4.50%, 07/01/2040	530,889	584,782
Government National Mortgage Association (USD), 4.50%, 12/20/2045	391,452	434,543
		1,249,511
Total Agency Mortgage-Backed Securities		1,249,511
SHORT-TERM INVESTMENT—4.5%
UNITED STATES (4.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	5,050,907	5,050,907
Total Short-Term Investment		5,050,907
Total Investments (Cost $108,013,709) —99.9%		110,804,846
Other Assets in Excess of Liabilities—0.1%		79,298
Net Assets—100.0%		$110,884,144

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

PLC	Public Limited Company
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (96.7%)
ARGENTINA (0.4%)
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	$575,000	$540,506
BERMUDA (0.4%)
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK (USD), 7.63%, 10/15/2025 (a)(b)	492,516	521,614
BRAZIL (2.4%)
Braskem Netherlands Finance BV (USD), 4.50%, 01/10/2028 (a)	810,000	857,142
CSN Resources SA (USD), 7.63%, 04/17/2026 (a)	314,000	335,195
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	669,000	711,194
Petrobras Global Finance BV (USD), 5.60%, 01/03/2031	536,000	596,568
Rede D'or Finance Sarl
(USD), 4.95%, 01/17/2028 (a)	380,000	403,279
(USD), 4.50%, 01/22/2030 (a)	390,000	397,316
		3,300,694
CANADA (1.0%)
NOVA Chemicals Corp. (USD), 4.25%, 05/15/2029 (a)	638,000	645,407
Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD), 7.75%, 04/15/2026 (a)	720,000	741,031
		1,386,438
CHILE (0.3%)
VTR Finance NV (USD), 6.38%, 07/15/2028 (a)	442,000	466,942
CHINA (1.0%)
China Evergrande Group (USD), 9.50%, 04/11/2022 (a)	465,000	247,752
Kaisa Group Holdings Ltd. (USD), 9.38%, 06/30/2024 (a)	495,000	382,388
Sunac China Holdings Ltd. (USD), 7.95%, 10/11/2023 (a)	825,000	806,619
		1,436,759
EL SALVADOR (0.4%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	478,750
FRANCE (0.2%)
Altice France SA (USD), 7.38%, 05/01/2026 (a)	208,000	216,320
GEORGIA (0.4%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	527,500
GERMANY (4.8%)
Aareal Bank AG, FRN (EUR), 1 year EUR Swap + 7.180%, 6.64%, 04/30/2022 (a)(c)(d)	600,000	731,508
CT Investment GmbH (EUR), 5.50%, 04/15/2026 (a)	490,000	596,431
Deutsche Bank AG, (fixed rate to 04/30/2025, variable rate thereafter), VRN (USD), 7.50%, 04/30/2025 (d)	400,000	438,000
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN (GBP), 7.13%, 04/30/2026 (a)(d)	300,000	453,962
Gruenenthal GmbH
(EUR), 3.63%, 11/15/2026 (a)	299,000	363,964
(EUR), 4.13%, 05/15/2028 (a)	230,000	280,368
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	361,838
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	738,923
Schaeffler AG (EUR), 2.88%, 03/26/2027 (a)	350,000	446,845

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	$784,000	$935,120
TK Elevator Midco GmbH (EUR), 4.38%, 07/15/2027 (a)	176,000	218,363
Vertical Holdco GmbH (EUR), 6.63%, 07/15/2028 (a)	249,000	314,223
ZF Europe Finance BV
(EUR), 2.00%, 02/23/2026 (a)	300,000	362,636
(EUR), 2.50%, 10/23/2027 (a)	300,000	368,330
		6,610,511
IRELAND (0.9%)
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	1,190,000	1,249,500
ISRAEL (1.8%)
Teva Pharmaceutical Finance Netherlands III BV
(USD), 7.13%, 01/31/2025	1,680,000	1,844,976
(USD), 3.15%, 10/01/2026	323,000	309,951
(USD), 6.75%, 03/01/2028	278,000	307,885
		2,462,812
ITALY (2.3%)
Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter) (EUR), 5.38%, 01/18/2028 (a)	1,000,000	967,353
Golden Goose SpA, FRN (EUR), 3 mo. Euribor + 4.875%, 4.88%, 05/14/2027 (a)(c)	348,000	406,664
IMA Industria Macchine Automatiche SpA
(EUR), 3.75%, 01/15/2028 (a)	231,000	275,531
FRN (EUR), 3 mo. Euribor + 4.000%, 4.00%, 01/15/2028 (a)(c)	100,000	119,216
Kedrion SpA (EUR), 3.38%, 05/15/2026 (a)	587,000	691,976
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter) (EUR), 6.63%, 06/03/2023 (a)(d)	530,000	675,671
		3,136,411
JAMAICA (0.7%)
Digicel Group 0.5 Ltd., PIK (USD), 10.00%, 04/01/2024 (b)	965,085	943,081
JAPAN (1.2%)
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN (USD), 6.00%, 07/19/2023 (a)(d)	1,620,000	1,624,293
LUXEMBOURG (2.6%)
Altice France Holding SA (EUR), 8.00%, 05/15/2027 (a)	283,000	360,467
Cidron Aida Finco SARL (GBP), 6.25%, 04/01/2028 (a)	353,000	497,662
Cidron Aida Finco Sarl (EUR), 5.00%, 04/01/2028 (a)	291,000	347,788
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(e)(f)	60,500	—
Garfunkelux Holdco 3 SA
(EUR), 6.75%, 11/01/2025 (a)	231,000	284,287
(GBP), 7.75%, 11/01/2025 (a)	240,000	346,155
Kleopatra Finco Sarl (EUR), 4.25%, 03/01/2026 (a)	113,000	132,880
Kleopatra Holdings 2 SCA (EUR), 6.50%, 09/01/2026 (a)	327,000	368,896
LHMC Finco 2 Sarl, PIK (EUR), 7.25%, 10/02/2025 (a)(b)	281,216	323,566
Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	787,000	944,034
		3,605,735
MEXICO (1.9%)
Petroleos Mexicanos
(USD), 6.49%, 01/23/2027	300,000	318,660
(USD), 5.35%, 02/12/2028	1,580,000	1,557,090
Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	750,000	705,075
		2,580,825

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

NETHERLANDS (2.6%)
Leaseplan Corporation NV, (fixed rate to 05/29/2024, variable rate thereafter), VRN (EUR), 7.38%, 05/29/2024 (a)(d)	$250,000	$331,824
Nobel Bidco BV (EUR), 3.13%, 06/15/2028 (a)	240,000	283,988
OCI NV (USD), 5.25%, 11/01/2024 (a)	423,000	434,358
Stichting AK Rabobank Certificaten (EUR), 2.19%, 12/29/2049 (a)(d)(g)	655,750	1,075,610
Summer BidCo BV, PIK (EUR), 9.00%, 11/15/2025 (a)(b)	262,187	316,556
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	690,000	721,050
Ziggo Bond Co. BV (EUR), 3.38%, 02/28/2030 (a)	382,000	450,816
		3,614,202
NIGERIA (0.6%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	813,200
PANAMA (0.7%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	931,819
SOUTH AFRICA (0.7%)
Liquid Telecommunications Financing PLC (USD), 5.50%, 09/04/2026 (a)	985,000	1,016,421
SPAIN (1.2%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (d)	800,000	872,000
Cirsa Finance International Sarl
(USD), 7.88%, 12/20/2023 (a)	361,000	367,318
(EUR), 3.63%, 09/30/2025 (a)(c)	408,000	468,260
		1,707,578
SWEDEN (1.0%)
Intrum AB
(EUR), 4.88%, 08/15/2025 (a)	179,000	222,552
(EUR), 3.50%, 07/15/2026 (a)	375,000	451,209
Verisure Holding AB (EUR), 3.25%, 02/15/2027 (a)	333,000	396,430
Verisure Midholding AB (EUR), 5.25%, 02/15/2029 (a)	275,000	336,201
		1,406,392
TANZANIA (0.5%)
HTA Group Ltd. (USD), 7.00%, 12/18/2025 (a)	617,000	652,478
TURKEY (1.3%)
Akbank Turk AS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	619,000	627,418
KOC Holding AS (USD), 5.25%, 03/15/2023 (a)	275,000	284,295
Turk Telekomunikasyon AS (USD), 4.88%, 06/19/2024 (a)	410,000	428,155
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	463,500
		1,803,368
UKRAINE (1.4%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	715,000	809,297
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	1,009,000	1,059,743
		1,869,040
UNITED KINGDOM (5.1%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	700,000	996,586

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

Bellis Acquisition Co. PLC (GBP), 3.25%, 02/16/2026 (a)	$278,000	$385,454
Bellis Finco PLC (GBP), 4.00%, 02/16/2027 (a)	111,000	153,712
eG Global Finance PLC (EUR), 4.38%, 02/07/2025 (a)	700,000	816,673
Ithaca Energy North Sea PLC (USD), 9.00%, 07/15/2026 (a)	581,000	578,659
Jerrold Finco PLC (GBP), 5.25%, 01/15/2027 (a)	447,000	647,127
Merlin Entertainments Ltd. (USD), 5.75%, 06/15/2026 (a)	695,000	724,537
TalkTalk Telecom Group PLC (GBP), 3.88%, 02/20/2025 (a)	500,000	681,170
Very Group Funding PLC (The) (GBP), 6.50%, 08/01/2026 (a)	739,000	1,025,454
Virgin Media Vendor Financing Notes III DAC (GBP), 4.88%, 07/15/2028 (a)	744,000	1,051,845
		7,061,217
UNITED STATES (57.7%)
99 Escrow Issuer, Inc. (USD), 7.50%, 01/15/2026 (a)	815,000	768,137
Academy Ltd. (USD), 6.00%, 11/15/2027 (a)	1,023,000	1,098,446
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	754,000	788,872
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	1,145,000	1,199,387
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	620,000	633,950
Adient US LLC (USD), 9.00%, 04/15/2025 (a)	643,000	702,928
Aethon United BR LP / Aethon United Finance Corp. (USD), 8.25%, 02/15/2026 (a)	664,000	710,285
Affinity Gaming (USD), 6.88%, 12/15/2027 (a)	1,155,000	1,224,646
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 5.25%, 08/15/2027 (a)	200,000	204,220
Austin BidCo, Inc. (USD), 7.13%, 12/15/2028 (a)	1,241,000	1,268,922
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (USD), 5.38%, 03/01/2029 (a)	879,000	914,160
Ball Corp. (USD), 2.88%, 08/15/2030	745,000	737,267
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	625,000	774,769
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	636,000	687,615
Bausch Health Cos., Inc. (USD), 4.88%, 06/01/2028 (a)	378,000	390,035
Carnival Corp.
(USD), 10.50%, 02/01/2026 (a)	1,090,000	1,248,028
(USD), 7.63%, 03/01/2026 (a)	156,000	164,775
CCM Merger, Inc. (USD), 6.38%, 05/01/2026 (a)	887,000	928,450
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op (USD), 6.50%, 10/01/2028	855,000	919,407
Cengage Learning, Inc. (USD), 9.50%, 06/15/2024 (a)	598,000	612,781
ChampionX Corp. (USD), 6.38%, 05/01/2026	885,000	919,099
Cheniere Energy Partners LP (USD), 4.50%, 10/01/2029	535,000	577,131
Cheniere Energy, Inc. (USD), 4.63%, 10/15/2028	327,000	344,717
Cincinnati Bell, Inc. (USD), 8.00%, 10/15/2025 (a)	1,020,000	1,071,000
Colgate Energy Partners III LLC
(USD), 7.75%, 02/15/2026 (a)	667,000	715,384
(USD), 5.88%, 07/01/2029 (a)	360,000	373,500
Consolidated Communications, Inc.
(USD), 5.00%, 10/01/2028 (a)	79,000	79,419
(USD), 6.50%, 10/01/2028 (a)	1,175,000	1,268,683
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (a)	1,260,000	1,288,161
DISH Network Corp. (USD), 3.38%, 08/15/2026 (h)	500,000	512,500
DT Midstream, Inc.
(USD), 4.13%, 06/15/2029 (a)	470,000	482,032
(USD), 4.38%, 06/15/2031 (a)	382,000	396,325
Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F, VRN (USD), 6.75%, 05/15/2025 (d)	830,000	829,461
Enviva Partners LP / Enviva Partners Finance Corp. (USD), 6.50%, 01/15/2026 (a)	699,000	723,884
EQT Corp.
(USD), 3.13%, 05/15/2026 (a)	51,000	52,464
(USD), 3.63%, 05/15/2031 (a)	376,000	398,259

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

Ford Motor Co.
(USD), 8.50%, 04/21/2023	$367,000	$407,454
(USD), 9.00%, 04/22/2025	1,189,000	1,463,600
(USD), 9.63%, 04/22/2030	422,000	609,262
Fortress Transportation and Infrastructure Investors LLC (USD), 9.75%, 08/01/2027 (a)	521,000	593,940
FXI Holdings, Inc.
(USD), 7.88%, 11/01/2024 (a)	410,000	420,250
(USD), 12.25%, 11/15/2026 (a)	365,000	415,188
Goodyear Tire & Rubber Co. (The)
(USD), 9.50%, 05/31/2025	1,361,000	1,506,899
(USD), 5.00%, 07/15/2029 (a)	822,000	864,719
(USD), 5.25%, 07/15/2031 (a)	127,000	133,985
(USD), 5.63%, 04/30/2033	230,000	244,375
Great Lakes Dredge & Dock Corp. (USD), 5.25%, 06/01/2029 (a)	782,000	805,460
Hilcorp Energy I LP / Hilcorp Finance Co.
(USD), 5.75%, 02/01/2029 (a)	724,000	737,184
(USD), 6.00%, 02/01/2031 (a)	194,000	202,463
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (USD), 5.00%, 06/01/2029 (a)	573,000	578,168
Howmet Aerospace, Inc.
(USD), 6.88%, 05/01/2025	1,363,000	1,586,137
(USD), 5.95%, 02/01/2037	459,000	582,113
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (USD), 4.38%, 02/01/2029	814,000	824,175
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	622,000	754,936
Iron Mountain, Inc. (USD), 5.00%, 07/15/2028 (a)	610,000	633,637
ITT Holdings LLC (USD), 6.50%, 08/01/2029 (a)	688,000	686,228
JBS USA Food Co (USD), 5.75%, 01/15/2028 (a)	674,000	710,396
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (USD), 5.50%, 01/15/2030 (a)	795,000	887,419
Kraton Polymers LLC / Kraton Polymers Capital Corp. (USD), 4.25%, 12/15/2025 (a)	609,000	624,225
LCPR Senior Secured Financing DAC (USD), 5.13%, 07/15/2029 (a)	776,000	793,460
LD Holdings Group LLC (USD), 6.13%, 04/01/2028 (a)	796,000	790,245
LogMeIn, Inc. (USD), 5.50%, 09/01/2027 (a)	932,000	966,158
Macy's Retail Holdings LLC
(USD), 3.63%, 06/01/2024	21,000	21,525
(USD), 5.88%, 04/01/2029 (a)	638,000	672,994
Macy's, Inc. (USD), 8.38%, 06/15/2025 (a)	629,000	685,610
Marriott Ownership Resorts, Inc.
(USD), 4.75%, 01/15/2028	667,000	674,604
(USD), 4.50%, 06/15/2029 (a)	82,000	82,513
MGM Resorts International (USD), 4.63%, 09/01/2026	730,000	761,025
Michaels Cos Inc.(The) (USD), 5.25%, 05/01/2028 (a)	491,000	508,185
Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	642,000	668,547
Millennium Escrow Corp. (USD), 6.63%, 08/01/2026 (a)	529,000	540,019
Nabors Industries, Inc. (USD), 5.10%, 09/15/2023	605,000	562,650
Navient Corp. (USD), 6.50%, 06/15/2022	582,000	607,142
NCL Corp. Ltd.
(USD), 3.63%, 12/15/2024 (a)	350,000	332,938
(USD), 10.25%, 02/01/2026 (a)	1,097,000	1,253,322
(USD), 5.88%, 03/15/2026 (a)	463,000	466,473
NCL Finance Ltd. (USD), 6.13%, 03/15/2028 (a)	131,000	132,310
New Fortress Energy, Inc. (USD), 6.50%, 09/30/2026 (a)	587,000	592,999
Novelis Corp.
(USD), 3.25%, 11/15/2026 (a)	164,000	166,460
(USD), 3.88%, 08/15/2031 (a)	164,000	165,845

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

NRG Energy, Inc.
(USD), 3.38%, 02/15/2029 (a)	$1,311,000	$1,304,445
(USD), 3.63%, 02/15/2031 (a)	241,000	242,808
Occidental Petroleum Corp.
(USD), 5.88%, 09/01/2025	298,000	330,375
(USD), 5.50%, 12/01/2025	171,000	188,100
(USD), 3.00%, 02/15/2027	245,000	243,163
(USD), 6.38%, 09/01/2028	780,000	908,700
(USD), 6.63%, 09/01/2030	298,000	363,560
(USD), 4.40%, 04/15/2046	35,000	34,337
Organon & Co. / Organon Foreign Debt Co-Issuer BV
(EUR), 2.88%, 04/30/2028 (a)	249,000	300,988
(USD), 4.13%, 04/30/2028 (a)	785,000	804,947
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (USD), 4.88%, 05/15/2029 (a)	491,000	502,048
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	476,000	520,030
Playtika Holding Corp. (USD), 4.25%, 03/15/2029 (a)	770,000	768,075
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	1,015,000	1,101,275
(USD), 7.75%, 02/15/2031	1,020,000	1,114,350
Royal Caribbean Cruises Ltd.
(USD), 11.50%, 06/01/2025 (a)	350,000	400,750
(USD), 3.70%, 03/15/2028	365,000	344,652
(USD), 5.50%, 04/01/2028 (a)	271,000	276,339
Sabre GLBL, Inc. (USD), 7.38%, 09/01/2025 (a)	412,000	440,003
Sealed Air Corp. (USD), 4.00%, 12/01/2027 (a)	71,000	75,793
Shutterfly, Inc., 2021 Term Loan (USD), 1M USD LIBOR, 5.75%, 09/25/2026 (c)	250,000	249,923
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	510,000	512,550
Six Flags Theme Parks, Inc. (USD), 7.00%, 07/01/2025 (a)	749,000	799,557
Spirit AeroSystems, Inc. (USD), 7.50%, 04/15/2025 (a)	611,000	647,660
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	920,000	933,800
(USD), 10.75%, 04/15/2027 (a)	215,000	208,550
Starwood Property Trust, Inc. (USD), 3.63%, 07/15/2026 (a)	766,000	778,447
Summer BC Bidco B LLC (USD), 5.50%, 10/31/2026 (a)	721,000	731,815
SunCoke Energy, Inc. (USD), 4.88%, 06/30/2029 (a)	1,153,000	1,161,647
Tenet Healthcare Corp.
(USD), 4.88%, 01/01/2026 (a)	525,000	542,063
(USD), 6.13%, 10/01/2028 (a)	575,000	612,375
Tenneco, Inc. (USD), 5.13%, 04/15/2029 (a)	501,000	514,778
Turning Point Brands, Inc. (USD), 5.63%, 02/15/2026 (a)	1,099,000	1,142,960
Univision Communications, Inc.
(USD), 6.63%, 06/01/2027 (a)	618,000	664,542
(USD), 4.50%, 05/01/2029 (a)	199,000	199,486
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	1,113,000	1,176,842
Venture Global Calcasieu Pass LLC
(USD), 3.88%, 08/15/2029 (a)	255,000	260,419
(USD), 4.13%, 08/15/2031 (a)	255,000	264,040
Viking Cruises Ltd. (USD), 13.00%, 05/15/2025 (a)	540,000	626,400
Vine Energy Holdings LLC (USD), 6.75%, 04/15/2029 (a)	919,000	958,057
Vistra Operations Co. LLC
(USD), 5.63%, 02/15/2027 (a)	287,000	297,763
(USD), 4.38%, 05/01/2029 (a)	221,000	226,525
VM Consolidated, Inc. (USD), 5.50%, 04/15/2029 (a)	900,000	918,000
Welbilt, Inc., 2018 Term Loan B (USD), 3M USD LIBOR, 2.63%, 10/23/2025 (c)	800,000	792,500
		79,211,773

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

ZAMBIA (1.2%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	$672,000	$684,600
(USD), 6.50%, 03/01/2024 (a)	955,000	973,145
		1,657,745
Total Corporate Bonds		132,833,924
SHORT-TERM INVESTMENT —3.6%
UNITED STATES (3.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(i)	4,916,414	4,916,414
Total Short-Term Investment		4,916,414
Total Investments (Cost $132,663,569) —100.3%		137,750,338
Liabilities in Excess of Other Assets—(0.3)%		(368,026)
Net Assets—100.0%		$137,382,312

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(c)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Security is in default.
(f)	Illiquid security.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Convertible Bond
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
10/13/2021	Royal Bank of Canada (UK)	GBP	354,000	USD	487,675	$492,143	$4,468
10/13/2021	UBS AG	GBP	750,000	USD	1,047,168	1,042,677	(4,491)
Euro/United States Dollar
10/13/2021	Goldman Sachs & Co.	EUR	565,000	USD	666,576	671,173	4,597
10/13/2021	UBS AG	EUR	1,268,000	USD	1,495,870	1,506,278	10,408
						$3,712,271	$14,982

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

Sale Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Depreciation
United States Dollar/British Pound
10/13/2021	JPMorgan Chase Bank N.A.	USD	5,583,501	GBP	4,052,000	$5,633,236	$(49,735)
United States Dollar/Euro
10/13/2021	JPMorgan Chase Bank N.A.	USD	20,763,116	EUR	17,566,000	20,866,939	(103,823)
						$26,500,175	$(153,558)

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2021 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds' valuation procedures (the "Valuation Procedures") and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value ("NAV") based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Notes to Statements of Investments (concluded)

July 31, 2021 (unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.